Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 30, 2016
Property, Plant and Equipment [Line Items]
Total	$ 26,616	$ 24,905
Less: Accumulated depreciation	(12,594)	(10,997)
Property, Plant and Equipment, Net	14,022	13,908
Building
Property, Plant and Equipment [Line Items]
Total	7,271	7,254
Electronic And Office Equipment
Property, Plant and Equipment [Line Items]
Total	15,208	14,133
Leasehold Improvement And Building Improvement
Property, Plant and Equipment [Line Items]
Total	1,898	1,691
Motor vehicles
Property, Plant and Equipment [Line Items]
Total	$ 2,239	$ 1,827